SEGMENT INFORMATION - Financial Information by Geographic Regions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 7,239	$ 6,135	$ 5,352
Non-current assets	115,406	80,435
United States
Disclosure of geographical areas [line items]
Revenue	4,914	4,127	3,589
Non-current assets	84,648	52,009
Canada
Disclosure of geographical areas [line items]
Revenue	563	462	413
Non-current assets	4,535	4,892
Australia
Disclosure of geographical areas [line items]
Revenue	240	227	231
Non-current assets	3,631	3,986
Europe
Disclosure of geographical areas [line items]
Revenue	944	829	801
Non-current assets	14,051	11,556
Brazil
Disclosure of geographical areas [line items]
Revenue	113	134	165
Non-current assets	1,901	2,037
China
Disclosure of geographical areas [line items]
Revenue	7	1	2
Non-current assets	389	522
India
Disclosure of geographical areas [line items]
Revenue	247	161	130
Non-current assets	3,142	2,362
South Korea
Disclosure of geographical areas [line items]
Revenue	211	194	21
Non-current assets	2,986	2,948
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	0	0	$ 0
Non-current assets	$ 123	$ 123